Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	CONSUMER DISCRETIONARY — 9.3%
20,866	Bath & Body Works, Inc.	$632,657
5,032	Boot Barn Holdings, Inc.*	540,588
7,240	Brunswick Corp.	389,874
1,367	Cavco Industries, Inc.*	710,334
11,940	LKQ Corp.	507,928
1,688	Pool Corp.	537,375
3,312	TopBuild Corp.*	1,009,994
1,906	Winmark Corp.	605,860
7,963	Wyndham Hotels & Resorts, Inc.	720,731
		5,655,341
	CONSUMER STAPLES — 3.1%
9,306	Post Holdings, Inc.*	1,082,846
12,069	U.S. Foods Holding Corp.*	790,037
		1,872,883
	ENERGY — 1.3%
26,472	ChampionX Corp.	788,865
	FINANCIALS — 15.3%
36,023	Amerant Bancorp, Inc.	743,515
3,560	Assurant, Inc.	746,710
8,280	East West Bancorp, Inc.	743,213
1,052	FactSet Research Systems, Inc.	478,281
3,817	Jack Henry & Associates, Inc.	696,984
2,788	LPL Financial Holdings, Inc.	912,066
10,503	Ryan Specialty Holdings, Inc.	775,857
5,268	Selective Insurance Group, Inc.	482,233
7,931	SouthState Corp.	736,155
8,733	Stifel Financial Corp.	823,173
11,186	Voya Financial, Inc.	757,963
10,012	Western Alliance Bancorp	769,222
5,837	Wintrust Financial Corp.	656,429
		9,321,801
	HEALTH CARE — 11.7%
19,921	AtriCure, Inc.*	642,651
1,376	Chemed Corp.	846,680
7,132	Encompass Health Corp.	722,329
13,603	Enovis Corp.*	519,771
8,440	Globus Medical, Inc. - Class A*	617,808
10,882	Hologic, Inc.*	672,181
3,743	ICON PLC*,1	654,988
3,190	ICU Medical, Inc.*	442,963
10,054	Ionis Pharmaceuticals, Inc.*	303,329

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,189	LivaNova PLC*,1	$557,344
28,161	Neogen Corp.*	244,156
4,053	Neurocrine Biosciences, Inc.*	448,262
3,089	Sarepta Therapeutics, Inc.*	197,140
5,769	Waystar Holding Corp.*	215,530
		7,085,132
	INDUSTRIALS — 25.9%
6,047	Albany International Corp. - Class A	417,485
4,823	Arcosa, Inc.	371,950
18,014	Atmus Filtration Technologies, Inc.	661,654
2,014	CACI International, Inc. - Class A*	738,977
2,720	Carlisle Cos., Inc.	926,160
4,906	Casella Waste Systems, Inc. - Class A*	547,068
2,475	Chart Industries, Inc.*	357,291
5,175	Concentrix Corp.	287,937
4,190	Crane Co.	641,824
7,186	Franklin Electric Co., Inc.	674,622
35,145	Gates Industrial Corp. PLC*,1	647,019
4,608	Generac Holdings, Inc.*	583,603
9,160	Hexcel Corp.	501,602
3,304	IDEX Corp.	597,925
4,527	ITT, Inc.	584,707
17,549	Mercury Systems, Inc.*	756,186
4,060	MSA Safety, Inc.	595,561
3,353	Nordson Corp.	676,367
4,614	Regal Rexnord Corp.	525,304
23,023	REV Group, Inc.	727,527
4,856	SPX Technologies, Inc.*	625,356
10,639	Tetra Tech, Inc.	311,191
22,759	Thermon Group Holdings, Inc.*	633,838
4,577	Trex Co., Inc.*	265,924
2,091	Valmont Industries, Inc.	596,709
4,536	Woodward, Inc.	827,775
19,124	Zurn Elkay Water Solutions Corp.	630,709
		15,712,271
	INFORMATION TECHNOLOGY — 14.8%
27,338	Allegro MicroSystems, Inc.*	687,004
6,611	Blackbaud, Inc.*	410,213
9,536	Coherent Corp.*	619,268
3,510	CyberArk Software, Ltd.*,1	1,186,380
8,541	Descartes Systems Group, Inc.*,1	861,189
18,628	FARO Technologies, Inc.*	508,544
2,573	Manhattan Associates, Inc.*	445,232

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,555	OSI Systems, Inc.*	$690,879
3,475	SPS Commerce, Inc.*	461,237
9,137	TD SYNNEX Corp.	949,882
2,414	Teledyne Technologies, Inc.*	1,201,472
11,191	Trimble, Inc.*	734,689
12,305	Unity Software, Inc.*	241,055
		8,997,044
	MATERIALS — 8.2%
3,567	Avery Dennison Corp.	634,819
9,521	Avient Corp.	353,800
8,245	Knife River Corp.*	743,781
3,818	Quaker Chemical Corp.	471,943
3,114	Reliance, Inc.	899,168
5,060	RPM International, Inc.	585,341
56,304	TriMas Corp.	1,319,203
		5,008,055
	REAL ESTATE — 3.7%
2,019	Jones Lang LaSalle, Inc.*	500,530
27,075	Kite Realty Group Trust - REIT	605,668
4,664	Mid-America Apartment Communities, Inc. - REIT	781,593
31,931	Xenia Hotels & Resorts, Inc. - REIT	375,509
		2,263,300
	UTILITIES — 2.4%
15,799	California Water Service Group	765,620
17,887	Essential Utilities, Inc.	707,073
		1,472,693
	TOTAL COMMON STOCKS
	(Cost $53,439,798)	58,177,385
	SHORT-TERM INVESTMENTS — 4.3%
2,627,721	Goldman Sachs FS Government Fund - Institutional Class, 4.18%[2]	2,627,721
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,627,721)	2,627,721
	TOTAL INVESTMENTS — 100.0%
	(Cost $56,067,519)	60,805,106
	Liabilities in Excess of Other Assets — (0.0)%	(26,145)
	NET ASSETS — 100.0%	$60,778,961

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

[2]	The rate is the annualized seven-day yield at period end.